Supplement dated January 30, 2012
to the Class A, Class C, and Class P Prospectus
for Principal Funds, Inc.
dated December 30, 2011

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

For the Diversified Real Asset Fund, on or about February 3, 2012, make the following changes.

FUND SUMMARIES

DIVERSIFIED REAL ASSET FUND
In the Principal Investment Strategies section, delete the first paragraph and substitute:
The Fund seeks to achieve its investment objective by allocating its assets among the following general investment categories: inflation-indexed bonds, real estate investment trusts (REITs), commodity index-linked notes, fixed-income securities, securities of natural resource companies, master limited partnerships (MLPs), publicly-listed infrastructure, and floating rate debt. Under normal circumstances, the Fund invests at least
80% of its assets in securities that fall into these categories at the time of purchase.

In the sixth paragraph, delete the first sentence and substitute:
A portion of the Fund's assets currently will be invested in global REITs.

Add the following new language to the end of the Principal Investment Strategies section:
A portion of the Fund’s assets may be invested in domestic and foreign publicly-listed infrastructure companies. Publicly-listed infrastructure equity securities trade on an exchange and include, but are not limited to, companies involved in the ownership and/or operations of infrastructure assets within the transportation, communications, water, electricity transmission and distribution, and oil and gas storage and transportation industries.

A portion of the Fund’s assets may be invested in floating rate debt (also known as bank loans, syndicated loans, leveraged loans or senior floating rate interests). Floating rate debt has a variable coupon that resets periodically, with interest payments determined by a representative interest rate index (e.g. LIBOR or the federal funds rate) plus a fixed spread. As a result, the coupon payments vary, or “float” with prevailing market interest rates.

Add the following to the Principal Risks section:
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Add the following to the Management and Sub-Advisor(s) section:
Brookfield Investment Management Inc.

Symphony Asset Management LLC

Add a new Sub-Sub-Advisor heading at the end of the Management section:
AMP Capital Brookfield (US) LLC

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS

For the Diversified Real Asset Fund, in the row for “Bank Loans (also known as Senior Floating Rate interests)” delete “Not Applicable” and substitute “Principal”, for the row for “Foreign Securities” delete “Non-
Principal” and substitute “Principal”, and for the row for “High Yield Securities” delete “Not Applicable” and substitute “Non-Principal”.

MANAGEMENT OF THE FUNDS

The Sub-Advisors
Add the following new sections:

Sub-Advisor: Brookfield Investment Management Inc. (“BIM”), Three World Financial Center, 200 Vesey
Street, 24th Floor, New York, NY 10281-1010, is a registered investment manager that focuses on the listed equity and debt of publicly traded real assets.

Brookfield is the sub-advisor for the global infrastructure portion of the Diversified Real Asset Fund.

Sub-Advisor: Symphony Asset Management LLC (“Symphony”), 555 California Street, Suite 2975, San
Francisco, CA 94104-1503, is a diversified alternative investment manager and was founded in 1994.

Symphony is the sub-advisor for the floating rate debt portion of the Diversified Real Asset Fund.

The Sub-Sub-Advisor
Brookfield Investment Management Inc., AMP Capital Brookfield (US) LLC, and Principal have entered into a sub-sub-advisory agreement for the Diversified Real Asset Fund. Under this agreement, AMP Capital
Brookfield (US) LLC has agreed to carry out the obligations of Brookfield Investment Management Inc. to manage the Fund’s assets. Day-to-day management decisions concerning the portion of the Diversified Real
Asset Fund’s portfolio allocated to Brookfield Investment Management Inc. are made by AMP Capital
Brookfield (US) LLC. Brookfield Investment Management Inc. pays a fee to AMP Capital Brookfield (US) LLC.

Sub-Sub-Advisor:	AMP Capital Brookfield (US) LLC, 71 South Wacker Drive, Suite 3400, Chicago, IL
60606, provides investment advisory services for global infrastructure and real estate mandates on behalf of Brookfield Investment Management Inc.

AMP Capital Brookfield (US) LLC is the sub-sub-advisor for the global infrastructure portion of the Diversified
Real Asset Fund.

The Performance Results table has been updated; substitute this Performance Results information for that found in the Prospectus dated December 30, 2011.

APPENDIX B – RELATED PERFORMANCE OF THE SUB-ADVISOR

Edge Asset Management, Inc. ("Edge") is the sub-advisor for the Small-MidCap Dividend Income Fund (the
"Fund"). The Fund has limited historical performance. Therefore, the Fund provides you with the following
Performance Results table that shows the performance results of Edge's Small Mid-Cap Value Composite as well as the performance of the Russell 2500 Value Index, a broad-based securities market index comparable to Edge's composite.

Edge's composite consists of historical information about client accounts Edge manages that have investment objectives and strategies similar to those of the Fund. The composite is provided to illustrate Edge's past performance in managing accounts with investment objectives and strategies similar to those of the Fund. The

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composite does not represent the performance of the Fund. Edge's composite is provided for time periods during which the Fund did not exist and, therefore, had no performance.

Edge computes its composite performance based upon its asset weighted average performance with regard to accounts it manages that have investment objectives and strategies similar to those of the Fund. Edge’s composite performance results are net of the highest fees and expenses incurred by any client account in the composite. If Edge's composite performance results were to be adjusted to reflect the fees and expenses of the Fund, the composite performance results shown below would change. Although the Fund and the client accounts comprising the Edge composite have substantially similar investment objectives and strategies, you should not assume that the Fund will achieve the same performance as the composite. For example, the
Fund’s future performance may be better or worse than the composite's performance due to, among other things, differences in sales charges, expenses, asset sizes, and cash flows of the Fund and those of the client accounts represented in the composite.

The client accounts in Edge’s composite can change from time-to-time. Some of the accounts included in the
Edge composite may not be mutual funds registered under the Investment Company Act of 1940 (“1940 Act”).
Those accounts are not subject to investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance of the composite shown below may have been lower.

Portions of the information below are based on data supplied by Edge and from statistical services, reports, or other sources believed by Principal Management Corporation (“Principal”) to be reliable. However, Principal has not verified or audited such information.

The effect of taxes is not reflected in the composite performance information below because the effect would depend on each client's tax status.

Current performance of the Edge composite may be lower or higher than the performance data shown below.

PERFORMANCE RESULTS

		Average Annual Total Returns
		(through December 31, 2011)

	YTD	1 YR	3 YR	Life of Fund
Small-MidCap Dividend Income Fund
(commenced operations June 6, 2011)
Class A Return Before Taxes	N/A	N/A	N/A	-6.51%
Class A Return After Taxes and
Distributions	N/A	N/A	N/A	-6.97%
Class A Return After Taxes and
Distributions and Sale of Fund Shares	N/A	N/A	N/A	-3.97%
Class P Return Before Taxes	N/A	N/A	N/A	0.06%
Edge Small Mid-Cap Value Composite	2.77	2.77	22.02
Russell 2500 Value Index	-3.36	-3.36	15.48	-6.10
In the table above, “N/A” means not available.

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